Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cash Flows From Operating Activities:
Net income (loss)	$ 51,682	$ (4,672)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Equity-based compensation	1,282	349
Depreciation and amortization	33	90
Non-cash interest expense	73	44
Amortization of right-of-use assets	32	78
Loss on sale of property and equipment		39
Loss on Hatch note extinguishment	11
Gain on fair market value of financial instruments	(60,300)	(1)
Changes in assets and liabilities:
Prepaid and other current assets	(1,350)	(262)
Accounts payable	(1,609)	800
Accrued and other current liabilities	(152)	(662)
Operating lease liabilities	(31)	(61)
Other liabilities		25
Net cash used in operating activities	(10,329)	(4,233)
Cash Flows From Investing Activities:
Purchase of property, plant and equipment	(2,011)	(39)
Equipment deposits	(1,039)	(980)
Cash used in investing activities	(3,050)	(1,019)
Cash Flows From Financing Activities:
Proceeds from issuance of series A-2 preferred and warrants	15,250
Proceeds from issuance of series A preferred and warrants	8,000
Issuance cost for series A preferred and warrants	(400)
IPXX contribution of capital through merger	22,867
Prepayment of forward purchase agreements	(20,789)
Proceeds from early termination of forward purchase agreements	3,322
Payment of issuance costs of Class C-1 Convertible Preferred units		(367)
Payment of securities issuance costs	(8,281)	(38)
Net cash provided by (used in) financing activities	19,969	(405)
Net increase (decrease) in cash	6,590	(5,657)
Cash and cash equivalents, Beginning of Year	16,761	13,199
Cash and cash equivalents, End of Period	23,351	7,542
Supplemental Disclosure of Noncash Investing and Financing Activities:
Class C and C-1 convertible preferred stock dividends	1,960	1,792
Class A-1 and A-2 convertible preferred stock dividends	1,082
Finance right-out-use assets obtained in exchange for finance lease liabilities	1,233
Operating right-of-use assets obtained in exchange for operating lease liabilities	$ 427